Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common shares issuable upon conversion of Series E Preferred Stock (not including dividends)					19,948,582	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	92,053,253	5,237,402	92,053,253	5,237,402	39,163,273	951,147
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	479,663	688,041	479,663	688,041	519,014	370,757
Shares issuable upon conversion of Series E Preferred Stock (including dividends and assuming $0.0759 price)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	58,051,054	0	58,051,054	0
Shares potentially issuable upon conversion of May 2018 convertible notes (assuming $0.375 price)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,382,865	0	10,382,865	0
Shares potentially issuable upon conversion of April 2017 convertible notes (assuming $1.00 floor price)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	152,355	0	152,355
Shares potentially issuable upon conversion of May 2017 convertible notes (assuming $1.00 floor price)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	480,000	0	480,000
Shares potentially issuable upon conversion of July 2017 Senior Secured convertible note (assuming (0.75 floor price)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	1,589,879	0	1,589,879
Share potentially issuable upon conversion of July 2017 convertible note (assuming $1.00 floor price)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	300,000	0	300,000
Shares potentially issuable upon conversion of August 2017 convertible note (assuming $1.00 floor price)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	858,000	0	858,000
Shares potentially issuable upon conversion of September 2017 convertible notes (assuming $1.00 conversion price)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	149,500	0	149,500
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23,139,671	1,019,627	23,139,671	1,019,627	18,695,677	580,390